Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000111397 [Member] | All Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000111397 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000111397 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000111397 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
C000111397 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000111397 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000111397 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000111397 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000111397 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	36.70%
C000111397 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000111397 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000111397 [Member] | U S Government Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000111397 [Member] | Foreign Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000111397 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000111397 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.10%
C000111397 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000138651 [Member] | First Trust Senior Loan ETF [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000138651 [Member] | First Trust Preferred Securities and Income ETF [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000138651 [Member] | First Trust Tactical High Yield ETF [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000138651 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000138651 [Member] | First Trust Intermediate Government Opportunities ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000138651 [Member] | iShares 7 10 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000138651 [Member] | iShares MBS ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000138651 [Member] | First Trust Limited Duration Investment Grade Corporate ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000138651 [Member] | Morgan Stanley Institutional Liquidity Funds Treasury Portfolio Institutional Class 3 64 [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000138651 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000138651 [Member] | All Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000138651 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000138651 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000138651 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000138651 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000138651 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000138651 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	75.00%
C000138651 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	50.70%
C000138651 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000138651 [Member] | U S Government Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000160832 [Member] | State Street SPDR Bloomberg High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000160832 [Member] | iShares Core U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000160832 [Member] | First Trust Nasdaq Semiconductor ETF [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000160832 [Member] | First Trust Financials AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000160832 [Member] | First Trust Utilities AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000160832 [Member] | First Trust Indxx Aerospace And Defense ETF [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000160832 [Member] | First Trust Dow Jones Internet Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000160832 [Member] | First Trust Mid Cap Growth AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000160832 [Member] | First Trust Large Cap Core AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000160832 [Member] | First Trust Large Cap Growth AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000218786 [Member] | Cognizant Technology Solutions Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000218786 [Member] | Expeditors International of Washington Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000218786 [Member] | Cummins Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000218786 [Member] | Dover Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000218786 [Member] | Ross Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000218786 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000218786 [Member] | Monster Beverage Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000218786 [Member] | Moody s Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000218786 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000218786 [Member] | TJX The Cos Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000218786 [Member] | All Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000218786 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000218786 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.80%
C000218786 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000218786 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000218786 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000218786 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
C000218786 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000218786 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000218786 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000218789 [Member] | GSK PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000218789 [Member] | Allianz SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000218789 [Member] | ITOCHU Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000218789 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000218789 [Member] | Prudential PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000218789 [Member] | Royal Bank of Canada [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000218789 [Member] | Industria de Diseno Textil S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000218789 [Member] | Toronto Dominion Bank The [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000218789 [Member] | Rio Tinto PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000218789 [Member] | Great West Lifeco Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000218789 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000218789 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000218789 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000218789 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000218789 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000218789 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000218789 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
C000218789 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000218789 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000218789 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000241974 [Member] | Monster Beverage Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000241974 [Member] | Moody s Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000241974 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000241974 [Member] | Apollo Global Management Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000241974 [Member] | Schlumberger N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000241974 [Member] | Incyte Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241974 [Member] | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000241974 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000241974 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000241974 [Member] | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000241974 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.50%
C000241974 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000241974 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000241974 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000241974 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000241974 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000241974 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%
C000241974 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000241974 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000241974 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000241976 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000241976 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.30%
C000241976 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000241976 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000241976 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000241976 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000241976 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000241976 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000241976 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000241976 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000241976 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000241976 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000241976 [Member] | Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000241976 [Member] | Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000241976 [Member] | Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%